Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

9. Leases

The Company leases office spaces and office equipment from various lessors. Some property leases contain extension options exercisable by the Company up to one year before the end of the non-cancellable contract period. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. The components of lease cost for the year ended December 31, 2025 and 2024 are summarized below:

	Year ended
	December 31,
	2025	2024
Operating lease cost	296,466	218,886
Finance lease cost	148,537	62,453
Total lease cost	445,003	281,339

Operating lease costs are included under “general and administrative” in the consolidated statements of operations. Interest on finance leases are included under “interest expense” in the consolidated statements of operations, with amortization of finance leases included under “depreciation and amortization” in the consolidated statements of operations.

Other information — operating leases

	Year ended
	December 31,
	2025	2024
Weighted-average remaining lease term (in years)	4.28	5.00
Weighted-average discount rate	4.22%	4.38%
Cash paid for amounts included in the measurement of operating lease liabilities	$328,496	$218,886

Right-of-use assets obtained in exchange for operating lease liabilities for the year ended December 31, 2025 and 2024 were $970,279 and $144,978, respectively.

The following table reconciles the future undiscounted cash flows of operating leases to the operating and finance lease liabilities recorded on the consolidated balance sheet as of December 31, 2025:

	Operating	Finance
Period range	leases	leases
0 – 1 years	$458,502	$37,831
1 – 2 years	511,596	37,831
2 – 3 years	521,179	12,153
3 – 4 years	530,970	8,999
4 – 5 years	148,235	—
Total undiscounted lease payments	2,170,482	96,814
Less: imputed interest	(186,587)	(7,473)
Total lease liabilities	1,983,895	89,341
Less current portion	(383,223)	(33,362)
Noncurrent portion	$1,600,672	$55,979